UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended July 31, 2016 is filed herewith.

Portfolio of Investments (unaudited)

As of July 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 93.5%
CHINA - 7.5%
CONSTRUCTION MATERIALS - 0.6%
92,000	Anhui Conch Cement Co. Ltd., H Shares(a)	$242,059

HOTELS, RESTAURANTS & LEISURE - 1.3%
5,900	Yum! Brands, Inc.	527,578

OIL, GAS & CONSUMABLE FUELS - 1.9%
1,118,000	PetroChina Co. Ltd., H Shares(a)	766,373

WIRELESS TELECOMMUNICATION SERVICES - 3.7%
118,200	China Mobile Ltd.(a)	1,463,732

TOTAL CHINA		2,999,742

HONG KONG - 23.2%
BANKS - 3.1%
186,111	HSBC Holdings PLC(a)	1,215,841

DIVERSIFIED FINANCIAL SERVICES - 1.2%
19,884	Hong Kong Exchanges and Clearing Ltd.(a)	492,292

FOOD & STAPLES RETAILING - 1.4%
81,900	Dairy Farm International Holdings Ltd.(a)	547,682

INDUSTRIAL CONGLOMERATES - 5.0%
65,500	Jardine Strategic Holdings Ltd.(a)	2,007,906

INSURANCE - 4.2%
269,000	AIA Group Ltd.(a)	1,675,652

REAL ESTATE MANAGEMENT & DEVELOPMENT - 7.6%
442,000	Hang Lung Properties Ltd.(a)	957,895
992,500	Swire Pacific Ltd., Class B(a)	2,064,205

		3,022,100

ROAD & RAIL - 0.7%
52,345	MTR Corp. Ltd.(a)	296,458

TOTAL HONG KONG		9,257,931

INDIA - 14.9%
AUTOMOBILES - 1.5%
12,600	Hero MotoCorp Ltd.(a)	602,294

BANKS - 1.4%
143,530	ICICI Bank Ltd.(a)	555,648

CONSTRUCTION MATERIALS - 2.7%
19,500	UltraTech Cement Ltd.(a)	1,084,742

INFORMATION TECHNOLOGY SERVICES - 2.8%
22,124	Infosys Ltd.(a)	354,809
18,900	Tata Consultancy Services Ltd.(a)	741,985

		1,096,794

THRIFTS & MORTGAGE FINANCE - 4.5%
88,008	Housing Development Finance Corp. Ltd.(a)	1,815,494

TOBACCO - 2.0%
213,750	ITC Ltd.(a)	810,377

TOTAL INDIA		5,965,349

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
INDONESIA - 3.3%
AUTOMOBILES - 0.8%
550,000	Astra International Tbk PT(a)	$325,660

BANKS - 1.2%
428,600	Bank Central Asia Tbk PT(a)	473,672

HOUSEHOLD PRODUCTS - 1.3%
152,000	Unilever Indonesia Tbk PT(a)	523,522

		1,322,854

MALAYSIA - 3.2%
BANKS - 2.0%
366,949	CIMB Group Holdings Bhd(a)	396,076
85,200	Public Bank Bhd(a)	408,431

		804,507

TOBACCO - 1.2%
38,400	British American Tobacco Bhd	465,649

TOTAL MALAYSIA		1,270,156

PHILIPPINES - 4.8%
BANKS - 2.1%
410,428	Bank of the Philippine Islands(a)	836,481

DIVERSIFIED FINANCIAL SERVICES - 0.9%
20,000	Ayala Corp.(a)	369,729

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
840,000	Ayala Land, Inc.(a)	704,667

TOTAL PHILIPPINES		1,910,877

REPUBLIC OF SOUTH KOREA - 3.2%
FOOD & STAPLES RETAILING - 0.8%
2,180	E-Mart Inc.(a)	318,475

INTERNET SOFTWARE & SERVICES - 0.8%
502	NAVER Corp.(a)	318,511

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.6%
477	Samsung Electronics Co. Ltd.(a)	656,341

TOTAL REPUBLIC OF SOUTH KOREA		1,293,327

SINGAPORE - 21.3%
AEROSPACE & DEFENSE - 2.7%
436,000	Singapore Technologies Engineering Ltd.(a)	1,074,730

BANKS - 9.5%
90,019	DBS Group Holdings Ltd.(a)	1,040,696
280,096	Oversea-Chinese Banking Corp. Ltd.(a)	1,806,755
68,715	United Overseas Bank Ltd.(a)	942,861

		3,790,312

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%
508,900	Singapore Telecommunications Ltd.(a)	1,595,036

INDUSTRIAL CONGLOMERATES - 1.6%
162,300	Keppel Corp. Ltd.(a)	642,224

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2016

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
REAL ESTATE INVESTMENT TRUST (REIT) - 0.1%
34,829	Keppel REIT(a)	$27,732

REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.4%
213,700	City Developments Ltd.(a)	1,359,963

TOTAL SINGAPORE		8,489,997

TAIWAN - 6.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
286,583	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,548,032

WIRELESS TELECOMMUNICATION SERVICES - 2.6%
305,000	Taiwan Mobile Co. Ltd.(a)	1,051,554

TOTAL TAIWAN		2,599,586

THAILAND - 3.3%
CONSTRUCTION MATERIALS - 3.3%
89,200	Siam Cement PCL, Foreign Shares(a)	1,314,148

UNITED KINGDOM - 2.3%
BANKS - 2.3%
116,058	Standard Chartered PLC(a)	928,014

Total Common Stocks		37,351,981

PREFERRED STOCKS - 4.9%
REPUBLIC OF SOUTH KOREA - 4.9%
1,414	Amorepacific Corp., Preferred Shares(a)	284,375
1,495	Samsung Electronics Co. Ltd., Preferred Shares(a)	1,689,837

		1,974,212

Total Preferred Stocks		1,974,212

Total Long-Term Investments - 98.4% (cost $34,875,293)		39,326,193

SHORT-TERM INVESTMENT - 0.9%
UNITED STATES - 0.9%
331,819	State Street Institutional U.S. Government Money Market Fund(b)	331,819

Total Short-Term Investment - 0.9% (cost $331,819)		331,819

Total Investments - 99.3% (cost $35,207,112)(c)		39,658,012

Other Assets in Excess of Liabilities - 0.7%		296,224

Net Assets - 100.0%		$39,954,236

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Registered investment company advised by State Street Global Advisors.

(c)	See accompanying Notes to Portfolio of Investments for tax unrealized appreciation/depreciation of securities.

REIT	-	Real Estate Investment Trust

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2016

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s valuation and liquidity procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to contract at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The State Street Institutional U.S. Government Money Market Fund has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2016

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for similar investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1	Level 2	Level 3	Total

Investments, at Value
Long-Term Investments
Hotels, Restaurants & Leisure	$527,578	$—	$—	$527,578
Tobacco	465,649	810,377	—	1,276,026
Other	—	37,522,589	—	37,522,589
Short-Term Investment	331,819	—	—	331,819
Total	$1,325,046	$38,332,966	$—	$39,658,012

Amounts listed as “—” are $0 or round to $0.

The Fund held no Level 3 securities at July 31, 2016.

For movements between the Levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended July 31, 2016, the security issued by British American Tobacco Bhd in the amount of $465,649, transferred from Level 2 to Level 1 because there was not a valuation factor applied on July 31, 2016.

b.	Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2016 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$35,207,112	$8,297,530	$(3,846,630)	$4,450,900

The Asia Tigers Fund, Inc.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: September 28, 2016

BY:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer

Date: September 28, 2016